SHARE-BASED COMPENSATION (Details) (2004 Incentive Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2004 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Begining Balance	1,184,769	1,184,769	1,184,769
Number of options outstanding Exercised	0	0	0
Number of options outstanding, Ending Balance	1,184,769	1,184,769	1,184,769
Weighted average exercise price, Begining Balance	$ 4.08	$ 4.08	$ 4.08
Weighted average exercise price Exercised	$ 0	$ 0	$ 0
Weighted average remaining contractual term, Ending Balance	1 year 4 days
Weighted average exercise price, Ending Balance	$ 4.08	$ 4.08	$ 4.08
Aggregate intrinsic value, Ending Balance	$ 0